Financial Risk Management - Fair Value and Carrying Amount of Financial Assets and Liabilities Including Fair Value Hierarchy (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about financial instruments [Line items]
Borrowings	₩ 936,110	₩ 407,185
Debentures	8,366,694	8,426,683
Assets	7,078,236	6,436,999
Derivative financial liabilities	302,593	321,136
Financial liabilities	16,982,174	16,404,537
Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,002,164	1,598,321
Derivative hedging instruments	267,151	182,661
FVOCI	1,189,597	1,511,605
Assets	2,458,912	3,292,587
FVTPL	302,593	321,025
Derivative financial liabilities		111
Financial liabilities		321,136
Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	911,597	392,237
Debentures	7,813,420	8,679,472
Long-term payables - other	1,614,934	2,010,852
Financial liabilities	10,339,951	11,082,561
Carrying amount [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	1,002,164	1,598,321
Derivative hedging instruments	267,151	182,661
FVOCI	1,189,597	1,511,605
Assets	2,458,912	3,292,587
FVTPL	302,593	321,025
Derivative financial liabilities		111
Financial liabilities		321,136
Carrying amount [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	936,110	407,185
Debentures	8,366,694	8,426,683
Long-term payables - other	1,638,341	2,009,833
Financial liabilities	10,941,145	10,843,701
Level 1 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	44,431	55,455
Derivative hedging instruments	0
FVOCI	993,765	1,344,434
Assets	1,038,196	1,399,889
FVTPL	0
Level 1 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0
Debentures	0
Long-term payables - other	0
Financial liabilities	0
Level 2 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	727,014	1,359,915
Derivative hedging instruments	267,151	182,661
FVOCI	0
Assets	994,165	1,542,576
FVTPL	0
Derivative financial liabilities		111
Financial liabilities		111
Level 2 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	911,597	392,237
Debentures	7,813,420	8,679,472
Long-term payables - other	1,614,934	2,010,852
Financial liabilities	10,339,951	11,082,561
Level 3 [member] | Measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
FVTPL	230,719	182,951
Derivative hedging instruments	0
FVOCI	195,832	167,171
Assets	426,551	350,122
FVTPL	302,593	321,025
Financial liabilities		₩ 321,025
Level 3 [member] | Not measured at fair value [member]
Disclosure of detailed information about financial instruments [Line items]
Borrowings	0
Debentures	0
Long-term payables - other	0
Financial liabilities	₩ 0